Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent events
13	Subsequent events

CDN $0.50 warrants

Subsequent to December 31, 2013, 20,000 CDN $0.50 warrants were exercised or no additional consideration.  In addition, on January 25, 2014 2,169,000 CDN $0.50 warrants expired.  All of the CDN $0.50 warrants outstanding at December 31, 2013 have now either been exercised or have expired.

Broker Warrants

On March 1, 2014, 5,000 broker warrants expired.

Investor warrants

Subsequent to December 31, 2013, 127,313 Investor Warrants were exercised for 127,313 shares of common stock at an exercise price of $0.80 per warrant for total proceeds of $101,850.